Loss Per Common Share (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
LOSS PER COMMON SHARE

Net losses were reported during the three and six months ended June 30, 2013 and 2012.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Three and Six Months Ended
	June 30, 2013	June 30, 2012
Stock options	2,439,940	374,870
Warrants	4,369,527	31,164
Potential conversion of Series A convertible preferred stock	3,788	3,788
Potential conversion of promissory notes payable	7,763,500	217,015
Total excluded shares	14,576,755	626,837

LOSS PER COMMON SHARE

Net losses were reported during the twelve months ended December 31, 2012 and 2011.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Twelve Months Ended December 31,
	2012	2011
Stock options	391,977	114,445
Warrants	128,434	154,216
Potential conversion of Series A convertible preferred stock	3,788	174,243
Potential conversion of promissory note payable	537,146	—
Total excluded shares	1,061,345	442,904